Accrued Expenses and Other Current Liabilities (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018	Jun. 30, 2017	Dec. 31, 2016
Proceeds from related party notes				$ 32,000	$ 38,500	$ 43,515
Repayment of advances from director and officer				32,000	$ 38,500	58,515
Accounts payable	$ 127,074		$ 127,074
Warrants expiration period	2 years 3 months 19 days		2 years 3 months 19 days		2 years 1 month 6 days
Warrants to purchase common stock	5,852,952		5,852,952		3,483,403
Gain (loss) on settlement of notes payable, net	$ 552,109	$ 44,951	$ 1,000,595	$ 63,788	$ 1,415,950	$ 59,938
Consultant [Member]
Warrants expiration period					5 years	5 years	5 years	5 years
Warrants to purchase common stock					75,000	25,000	35,000	20,000
Exercise price per share					$ 2.00	$ 4.00	$ 4.00	$ 4.50
Exchange Agreement[Member]
Accrued consulting fees					$ 30,000
Warrants to purchase common stock					10,000
Common stock and warrants aggregate grant date value					$ 36,300
Gain (loss) on settlement of notes payable, net					(6,300)
Exchange Agreement[Member] | Chairman [Member]
Accrued consulting fees					$ 175,000
Debt conversion, converted instrument, shares issued					58,334
Warrants expiration period					5 years
Warrants to purchase common stock					58,334
Exercise price per share					$ 4.00
Common stock and warrants aggregate grant date value					$ 211,752
Gain (loss) on settlement of notes payable, net					36,752
Exchange Agreement[Member] | Four Non-Employee Directors [Member]
Accrued consulting fees					$ 265,000
Debt conversion, converted instrument, shares issued					88,334
Warrants expiration period					5 years
Warrants to purchase common stock					88,334
Exercise price per share					$ 4.00
Common stock and warrants aggregate grant date value					$ 320,652
Gain (loss) on settlement of notes payable, net					55,652
Exchange Agreement[Member] | Vendor [Member]
Accounts payable					$ 17,697
Debt conversion, converted instrument, shares issued					8,334
Warrants expiration period					5 years
Warrants to purchase common stock					2,000
Exercise price per share					$ 4.00
Common stock and warrants aggregate grant date value					$ 19,888
Gain (loss) on settlement of notes payable, net					2,191
Exchange Agreement[Member] | Consultant [Member]
Accounts payable					$ 45,000
Accrued consulting fees	$ 46,500		46,500
Debt conversion, converted instrument, shares issued					56,250
Common stock and warrants aggregate grant date value			7,200		$ 42,188
Gain (loss) on settlement of notes payable, net			$ 29,300		2,812
Non-Interest Bearing Advance [Member]
Proceeds from related party notes					38,500	$ 43,515
Repayment of advances from director and officer					$ 38,500	$ 58,515
Accounts payable									$ 15,000